ASSET ACQUISITION (Details Narrative) - Naturalshrimp Incorporated [Member] - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2020	Dec. 17, 2020	Dec. 31, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, interest rate			8.00%	8.00%
Asset Purchase Agreement [Member] | VeroBlue Farms USA, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred	$ 10,000,000
Asset Purchase Agreement [Member] | VeroBlue Farms USA, Inc. [Member] | First Transaction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to related party		$ 5,000,000
Asset Purchase Agreement [Member] | VeroBlue Farms USA, Inc. [Member] | Second Transaction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to related party	$ 3,000,000
Debt instrument, term	36 months
Debt instrument, interest rate	5.00%
Asset Purchase Agreement [Member] | VeroBlue Farms USA, Inc. [Member] | Third Transaction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to related party	$ 2,000,000
Debt instrument, term	48 months
Debt instrument, interest rate	5.00%